Accrued Liabilities	9 Months Ended
Sep. 30, 2016
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of September 30, 2016 and December 31, 2015, accrued liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Interest costs and related debt fees	$194,583	$150,336
Liquefaction Project costs	186,399	67,006
LNG terminal costs	4,430	3,918
Other accrued liabilities	1,936	3,032
Total accrued liabilities	$387,348	$224,292